Commitments and Contingencies - Narrative (Details) - USD ($) $ in Thousands		1 Months Ended		12 Months Ended
	Jun. 26, 2024	Sep. 30, 2024	Mar. 31, 2023	Dec. 31, 2024	Mar. 31, 2025
Commitments and Contingencies
Decrease in finance lease, liability, lease modification		$ 400
Gain on sale of sale-leaseback		$ 100		$ 82
Financing liability				925	$ 640
Loss contingency, estimate of possible loss				1,200	1,500
Lab equipment
Commitments and Contingencies
Financing liability				1,400	$ 1,700
Penn License Agreement | Penn
Commitments and Contingencies
Annual payments to be made				25,000
Additional milestone payments for first CAR-M product				1,700
Penn License Agreement | Penn | Maximum
Commitments and Contingencies
Milestone payments				10,900
Additional milestone payments				$ 30,000
Novartis Agreement
Commitments and Contingencies
Agreement term (in years)			5 years
Contract termination fee	$ 4,000
Prepaid asset	$ 4,000